AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks
Air Freight & Logistics — 2.7%
Expeditors International of Washington, Inc.	1,002,360	$ 74,465,324
Beverages — 6.2%
Coca-Cola Co. (The)	1,330,881	72,453,162
Monster Beverage Corp.*	1,629,982	94,636,755
		167,089,917
Biotechnology — 4.1%
Amgen, Inc.	230,036	44,514,266
Regeneron Pharmaceuticals, Inc.*	245,300	68,046,220
		112,560,486
Capital Markets — 3.9%
FactSet Research Systems, Inc.(a)	177,356	43,092,187
SEI Investments Co.	1,039,595	61,601,202
		104,693,389
Communications Equipment — 2.8%
Cisco Systems, Inc.	1,543,015	76,240,371
Consumer Finance — 0.9%
American Express Co.	216,462	25,603,125
Energy Equipment & Services — 1.3%
Schlumberger Ltd.	1,021,010	34,887,912
Food Products — 2.9%
Danone SA (France), ADR	4,535,965	79,515,920
Health Care Equipment & Supplies — 1.5%
Alcon, Inc. (Switzerland), (NYSE)*(a)	97,769	5,698,955
Varian Medical Systems, Inc.*	298,892	35,595,048
		41,294,003
Health Care Technology — 2.1%
Cerner Corp.(a)	852,985	58,147,988
Hotels, Restaurants & Leisure — 6.6%
Starbucks Corp.	976,837	86,371,928
Yum China Holdings, Inc. (China)	812,598	36,916,327
Yum! Brands, Inc.	488,839	55,449,008
		178,737,263
Household Products — 5.3%
Colgate-Palmolive Co.	727,663	53,490,507
Procter & Gamble Co. (The)(a)	737,520	91,732,738
		145,223,245
Interactive Media & Services — 11.5%
Alphabet, Inc. (Class A Stock)*	64,848	79,188,487
Alphabet, Inc. (Class C Stock)*	65,016	79,254,504
Facebook, Inc. (Class A Stock)*	857,266	152,661,929
		311,104,920
Internet & Direct Marketing Retail — 11.3%
Alibaba Group Holding Ltd. (China), ADR*	824,696	137,913,912
Amazon.com, Inc.*	97,735	169,659,164
		307,573,076
	Shares	Value
Common Stocks (continued)
IT Services — 7.9%
Automatic Data Processing, Inc.	166,860	$ 26,934,541
Visa, Inc. (Class A Stock)(a)	1,083,623	186,393,992
		213,328,533
Machinery — 2.7%
Deere & Co.	430,849	72,675,609
Pharmaceuticals — 6.3%
Merck & Co., Inc.	394,134	33,178,200
Novartis AG (Switzerland), ADR(a)	488,864	42,482,282
Novo Nordisk A/S (Denmark), ADR	1,430,867	73,975,824
Roche Holding AG (Switzerland), ADR	576,983	21,031,030
		170,667,336
Semiconductors & Semiconductor Equipment — 5.7%
NVIDIA Corp.	394,011	68,585,495
QUALCOMM, Inc.	1,129,872	86,186,636
		154,772,131
Software — 12.7%
Autodesk, Inc.*	714,817	105,578,471
Microsoft Corp.	762,890	106,064,597
Oracle Corp.(a)	2,438,308	134,180,089
		345,823,157

Total Long-Term Investments (cost $1,655,297,340)		2,674,403,705
Short-Term Investments — 12.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	35,186,614	35,186,614
PGIM Institutional Money Market Fund (cost $314,549,804; includes $313,884,917 of cash collateral for securities on loan)(w)(b)	314,504,151	314,535,602

Total Short-Term Investments (cost $349,736,418)		349,722,216

TOTAL INVESTMENTS—111.3% (cost $2,005,033,758)		3,024,125,921

Liabilities in excess of other assets — (11.3)%		(305,880,348)

Net Assets — 100.0%		$ 2,718,245,573

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $306,196,328; cash collateral of $313,884,917 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
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AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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